Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforward	$ 247,090	$ 141,780
Amortization and depreciation	231,129
Provision for bad debt	8,163	45,495
Total gross deferred tax assets	486,382	187,725
Less: Deferred tax asset valuation allowance	(486,382)	(187,725)
Total net deferred tax assets